Reserve for Losses and Loss Adjustment Expenses - Average Annual Percentage Payout of Incurred Claims by Age (Details)	Dec. 31, 2018
Homeowners' Insurance
Short-duration Insurance Contracts, Historical Claims Duration
Payout percentage, Year 1	72.85%
Payout percentage, Year 2	18.86%
Payout percentage, Year 3	6.41%
Payout percentage, Year 4	5.61%
Special Property Insurance
Short-duration Insurance Contracts, Historical Claims Duration
Payout percentage, Year 1	50.05%
Payout percentage, Year 2	31.42%
Payout percentage, Year 3	17.10%
Payout percentage, Year 4	5.96%